Amounts Payable and Other Liabilities (Tables)	12 Months Ended
Jul. 31, 2020
Amounts Payable And Other Liabilities
Disclosure of information about amounts payable
	July 31, 2020	July 31, 2019
Amounts payable	$4,176	$2,062